OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Collaborative arrangements (note 18)	$ 1,497	$ 2,123
Debt issuance costs	1,253	0
Other	263	120
Other assets	$ 3,013	$ 2,243